SHARE-BASED COMPENSATION SHARE-BASED COMPENSATION (Stock options issued and outstanding and exercisable) (Details)	Dec. 30, 2018 USD ($) shares year	Dec. 30, 2018 CAD ($) shares year	Dec. 31, 2017 shares	Jan. 01, 2017 shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options issued and outstanding, number (in shares)	2,662,000	2,662,000
Options exercisable, number (in shares)	915,628	915,628	599,562
$15.59
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options (in CAD and USD per share) | $		$ 15.59
$24.22
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options (in CAD and USD per share) | $		24.22
$30.46
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options (in CAD and USD per share) | $		30.46
$33.01
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options (in CAD and USD per share) | $		33.01
$38.01
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options (in CAD and USD per share) | $		38.01
$42.27
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options (in CAD and USD per share) | $		$ 42.27
$29.01
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options (in CAD and USD per share) | $	$ 29.01
CAD
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options issued and outstanding, number (in shares)	1,993,000	1,993,000	2,263,000	2,532,000
Options exercisable, number (in shares)	916,000	916,000
CAD | $15.59
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options issued and outstanding, number (in shares)	71,000	71,000
Options issued and outstanding, remaining contractual life | year	1	1
Options exercisable, number (in shares)	71,000	71,000
CAD | $24.22
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options issued and outstanding, number (in shares)	239,000	239,000
Options issued and outstanding, remaining contractual life | year	2	2
Options exercisable, number (in shares)	239,000	239,000
CAD | $30.46
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options issued and outstanding, number (in shares)	254,000	254,000
Options issued and outstanding, remaining contractual life | year	3	3
Options exercisable, number (in shares)	191,000	191,000
CAD | $33.01
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options issued and outstanding, number (in shares)	635,000	635,000
Options issued and outstanding, remaining contractual life | year	5	5
Options exercisable, number (in shares)	159,000	159,000
CAD | $38.01
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options issued and outstanding, number (in shares)	511,000	511,000
Options issued and outstanding, remaining contractual life | year	4	4
Options exercisable, number (in shares)	256,000	256,000
CAD | $42.27
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options issued and outstanding, number (in shares)	283,000	283,000
Options issued and outstanding, remaining contractual life | year	7	7
Options exercisable, number (in shares)	0	0
USD
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options issued and outstanding, number (in shares)	669,000	669,000	759,000	0
USD | $29.01
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options issued and outstanding, number (in shares)	669,000	669,000
Options issued and outstanding, remaining contractual life | year	6	6
Options exercisable, number (in shares)	0	0